Transactions with Related Parties	6 Months Ended
Jun. 30, 2016
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Partnership and its subsidiaries, have related-party transactions with Capital Maritime & Trading Corp. (“CMTC”) which is a related party unit holder. The Partnership and its subsidiaries have also related party transactions with Capital Ship Management Corp. (the “Manager” or “CSM”) arising from certain terms of the following three different types of management agreements.

1.
Fixed fee management agreement: At the time of the completion of the Initial Public Offering (“IPO”) the Partnership entered into an agreement with its Manager, according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels' operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. The Partnership also pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the Manager to remain in compliance with the oil majors' requirements, including vetting requirements;

2.
Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses with an initial term of five years. Under the terms of this agreement the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel's next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index; and

3.
Crude management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude Carriers Corp. and its subsidiaries (“Crude”). Three of the five crude tanker vessels that the Partnership acquired at the time of the completion of the merger with Crude, continue to be managed under a management agreement entered into in March 2010 with the Manager, whose initial term expires on December 31, 2020. Under the terms of this agreement, the Partnership compensates the Manager for all expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. The Partnership also pays its Manager the following fees:

(a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;
(b) a sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired by Crude ; and
(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.

 The Manager has the right to terminate the Crude management agreement and, under certain circumstances, could receive substantial sums in connection with such termination. As of March 2016 this termination fee was adjusted to $9,858 from $9,760.

All the above three agreements constitute the “Management Agreements” and the related management fees are included in “Vessel operating expenses - related party” in the accompanying condensed consolidated statements of comprehensive income.
Under the terms of the fixed fee management agreement, the Manager charges the Partnership for additional fees and costs, relating to insurances deductibles, vetting, and repairs and spares that related to unforeseen events. For the six month periods ended June 30, 2016 and 2015 such fees amounted to $99 and $268 respectively and are included in “Vessel operating expenses - related party” in the accompanying condensed consolidated statements of comprehensive income.
On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager will provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, and other administrative services.
Also the Partnership reimburses the Manager and its general partner, Capital GP L.L.C. (the “CGP”) for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income. The Partnership has also entered into an executive services agreement with CGP according to which CGP provides certain executive officers services for the management of the Partnership's business as well as investor relation and corporate support services to the Partnership. For the six months period ended June 30, 2016 and 2015 such fees amounted to $844 and $810 respectively, and are included in “General and administrative expenses” in the accompanying condensed consolidated statements of comprehensive income.
Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of June 30, 2016	As of December 31, 2015
Assets:
Advances for vessels under construction (f)	$-	$18,172
Total assets	$-	$18,172

Liabilities:
Manager - payments on behalf of the Partnership (a)	$12,871	$21,264
Management fee payable to CSM (b)	896	890
Due to related parties	$13,767	$22,154
Deferred revenue - current (e)	1,437	4,253
Total liabilities	$15,204	$26,407

Consolidated Statement of Comprehensive Income	For the six month periods ended June 30,
	2016	2015
Revenues (c)	$19,203	$36,052
Voyage expenses	189	206
Vessel operating expenses	5,301	5,863
General and administrative expenses (d)	511	1,278

(a)	Manager - Payments on Behalf of Capital Product Partners L.P.: This line item includes payments for operating and voyage expenses made by the Manager on behalf of the Partnership and its subsidiaries.
(b)
Management fee payable to CSM: The amounts outstanding as of June 30, 2016 and December 31, 2015 represent the management fee payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.

 (c)     Revenues: The following table includes information regarding the charter agreements that were in place between the Partnership and
          CMTC during the six month periods ended June 30, 2016 and 2015:

Vessel Name	Time Charter (TC) in years	Commencement or expected beginning of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	09/2014	09/2015	$14.3 ($14.1)
M/T Agisilaos	1 TC	09/2015	06/2016	$14.5 ($14.3)
M/T Axios	1 TC	07/2014	06/2015	$14.8 ($14.6)
M/T Arionas	1.2 TC	12/2014	01/2016	$15.0 ($14.8)
M/T Amore Mio II	1 TC	12/2013	04/2015	$17.0 ($16.8)
M/T Amore Mio II	1 to 1.2 TC	04/2015	09/2015	$27.0 ($26.7)
M/T Avax	1 TC	09/2014	06/2015	$14.8 ($14.6)
M/T Akeraios	1.5 TC	07/2013	03/2015	$15.0 ($14.8)
M/T Akeraios	2 TC	03/2015	04/2016	$15.6 ($15.4)
M/T Apostolos	1.2 to 1.5 TC	10/2013	04/2015	$14.9 ($14.7)
M/T Apostolos	2 TC	04/2015	01/2016	$15.6 ($15.4)
M/T Anemos I	1.2 to 1.5 TC	12/2013	06/2015	$14.9 ($14.7)
M/T Anemos I	1 TC	06/2015	01/2016	$17.3 ($17.0)
M/T Aristotelis	1.5 to 2 TC	12/2013	12/2015	$17.0 ($16.8)
M/T Aristotelis	1.1 to 1.3 TC	12/2015	01/2017	$19.0 ($18.8)
M/T Amoureux	1 TC	01/2014	04/2015	$24.0 ($23.7)
M/T Aias	1 TC	12/2013	02/2015	$24.0 ($23.7)
M/T Assos	1 TC	06/2014	04/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2014	05/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2015	12/2015	$15.3 ($15.1)
M/T Ayrton II	2 TC	02/2016	01/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.6 TC	09/2015	05/2016	$35.0 ($34.6)
M/T Active	2 TC	04/2015	06/2015	$17.0 ($16.8)
M/T Amadeus	2 TC	06/2015	05/2017	$17.0 ($16.8)

(d) General and administrative expenses: This line item mainly includes internal audit, investor relations and consultancy fees.
(e)      Deferred Revenue: As of June 30, 2016 and December 31, 2015 the Partnership received cash in advance for revenue earned in a subsequent period from CMTC.
(f)     Advances for vessels under construction: As of June 30, 2016 and December 31, 2015 this line item amounted to $0 and $18,172 respectively. The 2015 amount included the remaining advances of $7,922 the Partnership paid to CMTC for the acquisition of the last of the five vessels according to the Master Vessel Acquisition Agreement (the “Master Agreement”) and the fair value of $10,250 from the reset of the Incentive Distribution Rights (the “IDRs”). Details about the Master Agreement and the reset of the IDRs are discussed in Note 5a and Note 12 of the Partnership's Consolidated Financial Statements for the year ended December 31, 2015.